Investment in Notes from Associates	12 Months Ended
Dec. 31, 2024
Investment in Notes from Associates [Abstract]
Investment in Notes from Associates	Investments in Associates
Gelesis (Boston, MA)
Gelesis was founded by the Group and raised funding through preferred shares financings as well as issuances of warrants and loans. As of July 1, 2019, Gelesis was deconsolidated from the Group’s financial statements. Upon deconsolidation, the preferred shares and warrants held by the Group fell under the guidance of IFRS 9 Financial Instruments and were treated as financial assets held at fair value and the investment in common shares of Gelesis was subject to IAS 28 Investment in Associates as the Group had significant influence over Gelesis.
Backstop agreement – 2022 and 2021
On December 30, 2021, the Group signed an agreement (the "Backstop Agreement") with Capstar and had committed to acquire Capstar class A common shares at $10 per share immediately prior to the closing of the business combination between Gelesis and Capstar, in case, the Available Funds, as defined in the agreement, were less than $15,000. According to the Backstop Agreement, if the Group had to acquire any shares under the agreement, the Group would receive an additional 1,322,500 class A common shares of Capstar at no additional consideration.
The Group determined that such agreement meets the definition of a derivative under IFRS 9 and as such, should be recorded at fair value with changes in fair value recorded through profit and loss. The derivative was initially recorded at fair value adjusted to defer the day 1 gain equal to the difference between the fair value of $11,200 and transaction price of zero on the effective date of the Backstop Agreement and as such, was initially recorded at zero. The deferred gain was amortized over the period from the effective date until the settlement date, January 13, 2022. During the years ended December 31, 2022 and 2021, the Group recognized income of $10,400 and $800, respectively, for the amortization of the deferred gain. During the year ended December 31, 2022, the Group recognized a loss of $2,776 in respect of the decrease in the fair value of the derivative until the settlement date, resulting in a net gain of $7,624 recorded during the year ended December 31, 2022 in respect of the Backstop Agreement. The gain was included in other Income/(expense) in the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the derivative on the settlement date in the amount of $8,424 represents an additional investment in Gelesis as part of the SPAC transaction described below.
On January 13, 2022, as part of the conclusion of the aforementioned Backstop Agreement, the Group acquired 496,145 class A common shares of Capstar for $4,961 and received an additional 1,322,500 class A common shares of Capstar for no additional consideration.
2022
Share exchange – Capstar
On January 13, 2022, Gelesis completed its business combination with Capstar. As part of the business combination, all shares in Gelesis, common and preferred, including the shares held by the Group, were exchanged for common shares of the merged entity and unvested common shares that will vest upon the stock price of the new combined entity reaching certain target prices (the "Gelesis Earn-out Shares"). In addition, the Group invested $15,000 in the class A common shares of Capstar as part of the PIPE transaction that took place immediately prior to the closing of the business combination and an additional $4,961, as part of the Backstop Agreement described above. Pursuant to the business combination, Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York Stock Exchange under the ticker symbol "GLS" on January 14, 2022. Following the closing of the business combination, the PIPE transaction, the settlement of the aforementioned Backstop Agreement with Capstar, and the exchange of all preferred shares in Gelesis to common shares in the new combined entity, the Group holds 16,727,582 common shares of Gelesis Holdings Inc., which was equal to approximately 23.2% of Gelesis Holdings Inc's outstanding common shares at the time of the exchange. Due to the Group's significant equity holding and voting interest in Gelesis, the Group continued to maintain significant influence in Gelesis and as such, continued to account for its Gelesis equity investment under the equity method.
Gelesis was deemed to be the acquirer in Gelesis Holdings Inc. and the financial assets and financial liabilities in Capstar were deemed to be acquired by Gelesis in consideration for the shares held by Capstar legacy shareholders. As such, the Group did not revalue the retained investment in Gelesis but rather treated the exchange as a dilution of its equity interest in Gelesis from 42.0% as of December 31, 2021 to 22.8% as of January 13, 2022 (including warrants that provide its holders access to returns associated with equity holders). After considering the aforementioned additional investments, the exchange of the preferred stock, previously accounted for as an investment held at fair value, to common stock (and representing an additional equity investment in Gelesis), the earn-out shares received in Gelesis (see Note 5. Investments Held at Fair Value) and the offset of previously unrecognized equity method losses, the net gain recorded on the dilution of interest amounted to $28,255.
Impairment
Following Gelesis’ decline in its market price in 2022 and its lack of liquidity, the Group recorded an impairment loss of $8,390 as of December 31, 2022 in respect of its investment in Gelesis. The recoverable amount of the investment in Gelesis was $4,910 as of December 31, 2022, which was determined based on fair value less costs to sell (which were estimated to be insignificant). Fair value was determined based on level 1 of the fair value hierarchy as Gelesis shares were traded on an active market as of December 31, 2022.
The impairment loss was presented separately in the Consolidated Statement of Comprehensive Income/(loss) for the year ended December 31, 2022 in the line item impairment of investment in associates.
2023
During the year ended December 31, 2023, the Group entered into agreements with Gelesis to purchase senior secured convertible promissory notes and warrants for shares of Gelesis common stock (see Note 7. Investment in Notes from Associates). The warrants to purchase shares of Gelesis common stock represented potential voting rights to the Group and it was therefore necessary to consider whether they were substantive. If these potential voting rights were substantive and the Group had the practical ability to exercise the rights and take control of greater than 50% of Gelesis common stock, the Group would be required to consolidate Gelesis under the accounting standards.
In February 2023, the Group obtained warrants to purchase 23,688,047 shares of Gelesis common stock (the “February Warrants”) at an exercise price of $0.2744 per share. The exercise of the February Warrants was subject to the approval of the Gelesis stockholders until May 1, 2023. On May 1, 2023, stockholder approval was no longer required for the Group to exercise the February Warrants. The potential voting rights associated with the February Warrants were not substantive as the exercise price of the February Warrants was at a significant premium to the fair value of the Gelesis common stock.
In May 2023, the Group obtained warrants to purchase 235,441,495 shares of Gelesis common stock (the “May Warrants”). The May Warrants were exercisable at the option of the Group and had an exercise price of either $0.0182 or $0.0142. The May Warrants were substantive as the Group would have benefited from exercising such warrants since their exercise price was at the money or at an insignificant premium over the fair value of the Gelesis common stock. However, that benefit from exercising the May Warrants only existed for a short period of time because in June 2023, the potential voting rights associated with the May Warrants were impacted by the terms and conditions of a merger agreement that the Group signed with Gelesis on June 12, 2023 (the "Merger Agreement") and were no longer substantive.
On October 12, 2023, the Group terminated the Merger Agreement with Gelesis as certain closing conditions were not satisfied. In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. A Chapter 7 trustee has been appointed by the Bankruptcy Court who has control over the assets and liabilities of Gelesis, effectively eliminating the authority and powers of the Board of Directors of Gelesis and its executive officers to act on behalf of Gelesis. The assets of Gelesis are in liquidation and Gelesis no longer has any officers or employees. The Group ceased accounting for Gelesis as an equity method investment as it no longer has significant influence in Gelesis.
During the year ended December 31, 2023, the Group recorded $4,910 as its share in the losses of Gelesis and the Group’s balance in this equity method investment was zero as of December 31, 2024 and 2023, respectively.
Sonde (Boston, MA)
On May 25, 2022, Sonde completed a Series B preferred share financing. As a result of the aforementioned financing, the Group's voting interest was reduced below 50% and the Group lost its control over Sonde, and as such, ceased to consolidate Sonde on the date the round of financing was completed. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary.
Following deconsolidation, the Group has significant influence in Sonde through its voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group's voting interest at the date of deconsolidation was 48.2% and remained at 40.2% subsequently. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares, in substance, have the same terms as common stock and as such, provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. The Preferred A-2 and B shares, however, do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9, as investments held at fair value.
The fair value of the Preferred A-1 shares on the date of deconsolidation amounted to $7,716, which is the initial value of the equity method investment in Sonde.
During the years ended December 31, 2024, 2023, and 2022, the Group recorded a loss of $8,492, $1,052 and $3,443, respectively, related to Sonde's equity method of accounting.
As of December 31, 2023, the equity method investment in Sonde had a balance of $3,185. The Group’s share in Sonde’s losses in 2024 exceeded the Group’s equity method investment in Sonde. As a result, the Group's equity method investment in Sonde is reduced to $0 as of December 31, 2024. Since the Group’s investment in Sonde’s Preferred A-2 and B shares represents a long-term interest, the Group recognized additional equity method loses, totaling $5,307, against its investment in Sonde's Preferred A-2 and B shares (See Note 5. Investments Held at Fair Value), reducing the balance of the preferred share investment to $0 as of December 31, 2024. Since the Group did not incur legal or constructive obligations or made payments on behalf of Sonde, the Group stopped recognizing additional equity method losses in 2024. As of December 31, 2024, unrecognized equity method losses amounted to $14,447.
Seaport (Boston, MA)
On October 18, 2024, Seaport completed a Series B preferred share financing. As a result of this financing, the Group's voting interest was reduced below 50%, and the Group no longer controls Seaport's Board of Directors. Consequently, the Group lost control over Seaport, and as such, ceased to consolidate Seaport on the date the round of financing was completed. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary.
Following deconsolidation, the Group still has significant influence in Seaport through its voting interest in Seaport and its remaining representation on Seaport's Board of Directors. The Group's voting interest as of the date of deconsolidation and as of December 31, 2024 was 43.0% and 42.9%, respectively. The Group holds both common shares and preferred shares in Seaport. The common shares are subject to IAS 28 Investment in Associates and Joint Ventures due to the Group's retained significant influence and are accounted for under the equity method. The preferred shares do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9 as investments held at fair value.
The fair value of the common shares on the date of deconsolidation amounted to $2,461, which is the initial value of the equity method investment in Seaport. When applying the equity method, the Group records its share of the losses in Seaport based on its common share equity interest in Seaport, which was 13.1% as of December 31, 2024. During the year ended December 31, 2024, the Group recorded a loss of $262 related to Seaport’s equity method of accounting and a gain of $199 for the dilution of ownership interest. As of December 31, 2024, the Seaport equity method investment had a balance of $2,397.
The following table provides summarized financial information for Seaport, the Group’s material associate for the year ended December 31, 2024. The information disclosed reflects the amounts presented in the financial statements of Seaport and not the Group’s share of those amounts. The amounts have been amended to reflect adjustments made by the Group when using the equity method, including fair value adjustments and modifications for differences in accounting policies.

As of December 31, 2024
Summarized statement of financial position	$
Current assets	310,151
Non-current assets	5,632
Current liabilities	(11,149)
Non-current liabilities	(460,996)
Equity awards issued to third parties	(2,042)
Net assets / (liabilities)	(158,405)

Reconciliation to carrying amounts:
Opening net assets/(liabilities)	(156,414)
Profit/(loss) for the period	(1,991)
Other comprehensive income / (loss)	—
Dividends paid	—
Closing net assets / (liabilities)	(158,405)

Group's share in %	13.1%
Group's share of net assets (net deficit)	(20,764)
Unrecognized goodwill and intangibles	23,162
Carrying amount of Investment in associates	2,397
2024
Statement of comprehensive income/(loss)
Revenue	—
Profit /(loss) from continuing operations (100%)	(1,991)
Profit /(loss) for the year	(1,991)
Other comprehensive income / (loss)	—
Total comprehensive income/ (loss)	(1,991)
Dividends received from associate	—
Group's share in gain (net losses)	(262)
The following table summarizes the activities related to the investment in associates balance for the years ended December 31, 2024 and 2023.

Investment in Associates	$
Balance as of January 1, 2023	9,147
Share in net loss of associates	(6,055)
Share in other comprehensive loss of associates	92
Balance as of December 31, 2023 and January 1, 2024	3,185
Investment in Seaport - deconsolidation	2,461
Gain on dilution of interest in associate	199
Share in gain/(loss) of associates	(8,754)
Share of losses recorded against long-term Interests (LTIs)	5,307
Balance as of December 31, 2024	2,397
Investment in Notes from Associates
Gelesis
On July 27, 2022, the Group, as a lender, entered into an unsecured promissory note (the "Junior Note") with Gelesis, as a borrower, in the amount of $15,000. The Junior Note bears an annual interest rate of 15% per annum. The maturity date of the Junior Note is the earlier of December 31, 2023 or five business days following the consummation of a qualified financing by Gelesis. Based on the terms of the Junior Note, due to the option to convert to a variable amount of shares at the time of default, the Junior Note is required to be measured at fair value with changes in fair value recorded through profit and loss.
During the year ended December 31, 2023, the Group entered into multiple agreements with Gelesis to purchase senior secured convertible promissory notes (the "Senior Notes") and warrants for share of Gelesis common stock for a total consideration of $11,850. The Senior Notes are secured by a first-priority lien on substantially all assets of Gelesis and the guarantors (other than the equity interests in, and assets held by Gelesis s.r.l., a subsidiary of Gelesis, and certain other exceptions). The initial fair value of the Senior Notes and warrants was determined to be $10,729 and $1,121, respectively. The Senior Notes represent debt instruments that are presented at fair value through profit and loss as the amounts receivable do not solely represent payments of principal and interest as the Senior Notes are convertible into Gelesis common stock.
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined that the fair value of the Junior Note and the Senior Notes with the warrants was $0 as of December 31, 2023.
In June 2024, the Bankruptcy Court approved an executed agreement for a third party to acquire the remaining net assets of Gelesis for $15,000. As the only senior secured creditor, the Group is expected to receive a majority of the proceeds from this sale after deduction of Bankruptcy Court related legal and administrative costs in 2025. As of December 31, 2024 , these notes were determined to have a fair value of $11,381.
For the years ended December 31, 2024 and 2023, the Group recorded a gain of $11,381 and a loss of $27,230, respectively, for the changes in the fair value of these notes, which were included in gain/(loss) on investments in notes from associates in the Consolidated Statement of Comprehensive Income/(Loss).
Vedanta
On April 24, 2023, Vedanta closed the second tranche of its convertible debt for additional proceeds of $18,000, of which $5,000 were invested by the Group. The convertible debt carries an interest rate of 9% per annum. The debt has various conversion triggers, and the conversion price is established at the lower of 80% of the equity price of the last financing round, or a certain pre-money valuation cap established in the agreement. If the convertible debt is not earlier converted or repaid, the entire outstanding amount of the convertible debt shall be due and payable upon the earliest to occur of (a) the later of (x) November 1, 2025 and (y) the date which is sixty (60) days after all amounts owed under, or in connection with, the loan Vedanta received from a certain investor have been paid in full, or (b) the consummation of a Deemed Liquidation Event (as defined in Vedanta’s Amended and Restated Certificate of Incorporation).
Due to the terms of the convertible debt, the investment in such convertible debt is measured at fair value with changes in the fair value recorded through profit and loss. As of December 31, 2024 and 2023, the Vedanta convertible debt was determined to have a fair value of $6,350 and $4,600, respectively. During the year ended December 31, 2024 and December 31, 2023 Group recorded a gain of $1,750 and a loss of $400, respectively, for the changes in the fair value of the Vedanta convertible debt, which were included in gain/(loss) on investments in notes from associates in the Consolidated Statement of Comprehensive Income/(Loss).
The following is the activity in respect of investments in notes from associates during the period. The fair value of the notes from associates of $17,731 and $4,600 as of December 31, 2024 and 2023, respectively, is determined using unobservable Level 3 inputs. See Note 19. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2023	16,501
Investment In Gelesis Notes	10,729
Investment in Vedanta convertible debt	5,000
Changes in the fair value of the notes	(27,630)
Balance as of December 31, 2023 and January 1, 2024	4,600
Changes in the fair value of the notes	13,131
Balance as of December 31, 2024	17,731